Capital and reserves - Summary of Equity Attributed to Owners of The Parent - Movements in Other Reserves and Retained Earnings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	£ 67,401	£ 62,955	£ 64,160
Comprehensive income and expense
Profit for the year	6,846	6,974	6,564
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	8,923	32	(2,597)
– reclassified and reported in profit for the year	5	291	0
– net investment hedges - net fair value (losses)/gains on derivatives	(578)	75	(16)
net investment hedges - differences on exchange on borrowings	(21)	24	(163)
Cash flow hedges
– net fair value gains/(losses)	81	95	(257)
– reclassified and reported in profit for the year	101	32	90
– tax on net fair value (gains)/losses in respect of cash flow hedges	(17)	(32)	44
Investments held at fair value
– net fair value gains	6	9	0
Associates – share of OCI, net of tax	6	(17)	(98)
Retirement benefit schemes
– net actuarial gains/(losses)	316	382	105
– surplus recognition	(39)	(1)	10
– tax on actuarial (gains)/losses in respect of subsidiaries	(95)	(82)	(26)
Associates – share of OCI, net of tax	19	14	(34)
Employee share options
value of employee services	81	76	88
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	(4,915)	(4,904)	(4,747)
Purchase of own shares
share buy-back programme	2,012
Perpetual hybrid bonds
coupons paid	(59)	(6)
tax on coupons paid	11	1
Non-controlling interests – acquisitions	(1)	(5)
Other movements	(4)	(4)	4
Balance, ending	75,710	67,401	62,955
held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	(80)	(82)	(17)
Translation reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	(6,427)	(6,830)	(3,974)
Comprehensive income and expense
Profit for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	8,920	31	(2,582)
– reclassified and reported in profit for the year	(5)	(291)
– net investment hedges - net fair value (losses)/gains on derivatives	(578)	75	(16)
net investment hedges - differences on exchange on borrowings	21	(24)	163
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value gains	0	0
Associates – share of OCI, net of tax	6	(18)	(95)
Retirement benefit schemes
– net actuarial gains/(losses)	0	0	0
– surplus recognition	0	0	0
– tax on actuarial (gains)/losses in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	0	0	0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Perpetual hybrid bonds
coupons paid	0	0
tax on coupons paid	0	0
Non-controlling interests – acquisitions	0	0
Reclassification of equity related to assets held-for-sale	295
Other movements	0	0	0
Balance, ending	2,200	(6,427)	(6,830)
Translation reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Translation reserve | Held In Treasury
Purchase of own shares
share buy-back programme	0
Hedging reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	(363)	(504)	(346)
Comprehensive income and expense
Profit for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0
– net investment hedges - net fair value (losses)/gains on derivatives	0	0	0
net investment hedges - differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	81	95	(256)
– reclassified and reported in profit for the year	(101)	(32)	(90)
– tax on net fair value (gains)/losses in respect of cash flow hedges	17	32	(44)
Investments held at fair value
– net fair value gains	0	0
Associates – share of OCI, net of tax	0	1	(3)
Retirement benefit schemes
– net actuarial gains/(losses)	0	0	0
– surplus recognition	0	0	0
– tax on actuarial (gains)/losses in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	0	0	0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	129	(45)	33
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Perpetual hybrid bonds
coupons paid	0	0
tax on coupons paid	0	0
Non-controlling interests – acquisitions	0	0
Reclassification of equity related to assets held-for-sale	0
Other movements	0	0	0
Balance, ending	(327)	(363)	(504)
Hedging reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Hedging reserve | Held In Treasury
Purchase of own shares
share buy-back programme	0
Fair value reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	6	(18)	13
Comprehensive income and expense
Profit for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0
– net investment hedges - net fair value (losses)/gains on derivatives	0	0	0
net investment hedges - differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value gains	6	9
Associates – share of OCI, net of tax	0	0	0
Retirement benefit schemes
– net actuarial gains/(losses)	0	0	0
– surplus recognition	0	0	0
– tax on actuarial (gains)/losses in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	18	15	(31)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Perpetual hybrid bonds
coupons paid	0	0
tax on coupons paid	0	0
Non-controlling interests – acquisitions	0	0
Reclassification of equity related to assets held-for-sale	0
Other movements	0	0	0
Balance, ending	30	6	(18)
Fair value reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Fair value reserve | Held In Treasury
Purchase of own shares
share buy-back programme	0
Revaluation reserve
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	179	179	179
Comprehensive income and expense
Profit for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0
– net investment hedges - net fair value (losses)/gains on derivatives	0	0	0
net investment hedges - differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value gains	0	0
Associates – share of OCI, net of tax	0	0	0
Retirement benefit schemes
– net actuarial gains/(losses)	0	0	0
– surplus recognition	0	0	0
– tax on actuarial (gains)/losses in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	0	0	0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Perpetual hybrid bonds
coupons paid	0	0
tax on coupons paid	0	0
Non-controlling interests – acquisitions	0	0
Reclassification of equity related to assets held-for-sale	0
Other movements	0	0	0
Balance, ending	179	179	179
Revaluation reserve | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Revaluation reserve | Held In Treasury
Purchase of own shares
share buy-back programme	0
Other
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	573	573	573
Comprehensive income and expense
Profit for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0
– net investment hedges - net fair value (losses)/gains on derivatives	0	0	0
net investment hedges - differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value gains	0	0
Associates – share of OCI, net of tax	0	0	0
Retirement benefit schemes
– net actuarial gains/(losses)	0	0	0
– surplus recognition	0	0	0
– tax on actuarial (gains)/losses in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	0	0	0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Perpetual hybrid bonds
coupons paid	0	0
tax on coupons paid	0	0
Non-controlling interests – acquisitions	0	0
Reclassification of equity related to assets held-for-sale	0
Other movements	0	0	0
Balance, ending	573	573	573
Other | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Other | Held In Treasury
Purchase of own shares
share buy-back programme	0
Total other reserves
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	(6,032)	(6,600)	(3,555)
Comprehensive income and expense
Profit for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	8,920	31	(2,582)
– reclassified and reported in profit for the year	(5)	(291)
– net investment hedges - net fair value (losses)/gains on derivatives	(578)	75	(16)
net investment hedges - differences on exchange on borrowings	21	(24)	163
Cash flow hedges
– net fair value gains/(losses)	81	95	(256)
– reclassified and reported in profit for the year	(101)	(32)	(90)
– tax on net fair value (gains)/losses in respect of cash flow hedges	17	32	(44)
Investments held at fair value
– net fair value gains	6	9
Associates – share of OCI, net of tax	6	(17)	(98)
Retirement benefit schemes
– net actuarial gains/(losses)	0	0	0
– surplus recognition	0	0	0
– tax on actuarial (gains)/losses in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	18	15	(31)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	129	(45)	33
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	0	0	0
Dividends and other appropriations
– ordinary shares	0	0	0
Perpetual hybrid bonds
coupons paid	0	0
tax on coupons paid	0	0
Non-controlling interests – acquisitions	0	0
Reclassification of equity related to assets held-for-sale	295
Other movements	0	0	0
Balance, ending	2,655	(6,032)	(6,600)
Total other reserves | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	0	0
Total other reserves | Held In Treasury
Purchase of own shares
share buy-back programme	0
Retained earnings - Treasury shares
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	(5,122)	(5,150)	(5,261)
Comprehensive income and expense
Profit for the year	0	0	0
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0
– net investment hedges - net fair value (losses)/gains on derivatives	0	0	0
net investment hedges - differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value gains	0	0
Associates – share of OCI, net of tax	0	0	0
Retirement benefit schemes
– net actuarial gains/(losses)	0	0	0
– surplus recognition	0	0	0
– tax on actuarial (gains)/losses in respect of subsidiaries	0	0	0
Associates – share of OCI, net of tax	0	0	0
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	0	0	0
treasury shares used for share option schemes	14	13	9
Dividends and other appropriations
– ordinary shares	0	0	0
Perpetual hybrid bonds
coupons paid	0	0
tax on coupons paid	0	0
Non-controlling interests – acquisitions	0	0
Reclassification of equity related to assets held-for-sale	0
Other movements	84	97	119
Balance, ending	(7,116)	(5,122)	(5,150)
Retained earnings - Treasury shares | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	80	82	17
Retained earnings - Treasury shares | Held In Treasury
Purchase of own shares
share buy-back programme	(2,012)
Retained earnings - Other
Disclosure Of Reserves Within Equity [Line Items]
Balance, beginning	49,334	47,191	45,495
Comprehensive income and expense
Profit for the year	6,666	6,801	6,400
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	0	0	0
– reclassified and reported in profit for the year	0	0
– net investment hedges - net fair value (losses)/gains on derivatives	0	0	0
net investment hedges - differences on exchange on borrowings	0	0	0
Cash flow hedges
– net fair value gains/(losses)	0	0	0
– reclassified and reported in profit for the year	0	0	0
– tax on net fair value (gains)/losses in respect of cash flow hedges	0	0	0
Investments held at fair value
– net fair value gains	0	0
Associates – share of OCI, net of tax	0	0	0
Retirement benefit schemes
– net actuarial gains/(losses)	316	382	105
– surplus recognition	(39)	(1)	10
– tax on actuarial (gains)/losses in respect of subsidiaries	95	82	26
Associates – share of OCI, net of tax	1	(1)	(3)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	0	0	0
Employee share options
value of employee services	81	76	88
treasury shares used for share option schemes	(15)	(17)	(16)
Dividends and other appropriations
– ordinary shares	4,915	4,904	4,747
Perpetual hybrid bonds
coupons paid	(59)	(6)
tax on coupons paid	11	1
Non-controlling interests – acquisitions	(1)	(5)
Reclassification of equity related to assets held-for-sale	0
Other movements	(88)	(101)	(115)
Balance, ending	51,197	49,334	47,191
Retained earnings - Other | held in employee share ownership trusts
Purchase of own shares
– held in employee share ownership trusts	0	£ 0	£ 0
Retained earnings - Other | Held In Treasury
Purchase of own shares
share buy-back programme	£ 0